Long Term Debt - Recorded Interest Expense, Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 01, 2015	Feb. 02, 2014	Feb. 03, 2013
Debt Disclosure [Line Items]
D&B Entertainment interest accretion	$ 8,341	$ 15,881	$ 14,141
Amortization of issuance cost and discount	2,295	3,189	2,946
Interest income	(329)	(334)	(336)
Less capitalized interest	(535)	(602)	(510)
Total interest expense, net	34,789	47,809	47,634
D & B Inc. Old Debt Structure [Member]
Debt Disclosure [Line Items]
D&B Inc, debt structure interest expense	13,562	29,675	31,393
D & B Inc. New Debt Structure [Member]
Debt Disclosure [Line Items]
D&B Inc, debt structure interest expense	$ 11,455